Loan Payable - Related Party	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Related Party Transactions [Abstract]
Loan Payable - Related Parties

During the period ended November 30, 2017, a director of the Company advanced $7,655 (November 30, 2016: $8,061). The amounts are unsecured, non-interest bearing and are due on demand. During the same period, the Company made repayments of $13,015 to a director (November 30, 2016: $86,500). Nil common shares (November 30, 2016: 34,285,739 common shares) were issued to repay $Nil of this amount (November 30, 2016: $72,000). (Note 11)

During the period ended November 30, 2017, the Company made repayments to related parties, issuing Nil common shares (November 30, 2016: 79,600,000 common shares) of the Company with a fair value of $Nil (November 30, 2016: $111,440).

During the period ended November 30, 2017, management fees totaling $52,500 where accrued as payable to directors and officers of the Company (November 30, 2016: $45,000).

As at November 30, 2017, the Company owed related party loans of $604,716 (August 31, 2017: $557,576).

During the period ended August 31, 2017, a director of the Company advanced $160,610 (2016: $24,111. The amounts are unsecured, non-interest bearing and are due on demand. During the same period, the Company made repayments of $114,846 to a director (2016: $99,643). 34,285,739 common shares were issued to repay $72,000 of this amount (2016: Nil). (Note 12)

During the period ended August 31, 2017, the Company received advances of $2,500 from related parties (2016: $43,934). During the same period, the Company made repayments to related parties, issuing 206,505,000 common shares (2016: 3,200,000 common shares) of the Company with a fair value of $238,345 (2016: $3,200), in addition to cash repayments to related parties of $Nil (2016: $60,700).

During the period ended August 31, 2017, management fees totaling $187,500 where accrued as payable to directors of the Company (2016: $216,000).

During the period ended August 31, 2017, the Company issued 219,444,444 common shares to directors in compensation for services totaling $460,833.

As at August 31, 2017, the Company owed related party loans of $557,576 (2016: $598,955) and related party convertible notes, net of unamortized discount, of $Nil (2016: $191,264).